Consolidated Statements of Shareholders' (Deficit) Equity (CNY)	Total	Ordinary Shares	Treasury stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Non-controlling Interests
Balance, at the beginning of the year at Dec. 31, 2009	(131,824,000)	2,152,000			1,173,000	(135,205,000)	56,000
Balance (in shares), at the beginning of the year at Dec. 31, 2009		260,000,000
Issuance of ordinary shares upon initial public offering	537,168,000	1,279,000		535,889,000
Issuance of ordinary shares upon initial public offering (in shares)		187,312,000
Net loss	(163,700,000)					(162,238,000)	(1,462,000)
Issuance of ordinary shares upon exercise of share options	2,664,000	21,000		2,643,000
Issuance of ordinary shares upon exercise of share options (in shares)	(3,599,143)	3,142,000
Share-based compensation	16,860,000			16,860,000
Establishment of subsidiaries	35,000						35,000
Accretion of convertible redeemable preferred shares	(1,213,000)			(1,213,000)
Conversion of convertible redeemable preferred shares	519,531,000	1,631,000		517,900,000
Conversion of convertible redeemable preferred shares (in shares)		238,842,000
Appropriation to statutory reserves					4,422,000	(4,422,000)
Share repurchases	(25,824,000)		(25,824,000)
Share repurchases (in shares)			(14,477,000)
Balance, at the end of the year at Dec. 31, 2010	753,697,000	5,083,000	(25,824,000)	1,072,079,000	5,595,000	(301,865,000)	(1,371,000)
Balance (in shares), at the end of the year at Dec. 31, 2010		689,296,000	(14,477,000)
Net loss	(339,406,000)					(336,515,000)	(2,891,000)
Issuance of ordinary shares upon exercise of share options	583,000	5,000		578,000
Issuance of ordinary shares upon exercise of share options (in shares)	(977,582)	855,000
Share-based compensation	3,234,000			3,234,000
Establishment of subsidiaries	13,386,000						13,386,000
Share repurchases	(16,324,000)		(16,324,000)
Share repurchases (in shares)			(8,002,000)
Cancellation of Treasury stock		(149,000)	42,148,000	(41,999,000)
Cancellation of Treasury stock (in shares)		(22,479,000)	22,479,000
Balance, at the end of the year at Dec. 31, 2011	415,170,000	4,939,000		1,033,892,000	5,595,000	(638,380,000)	9,124,000
Balance (in shares), at the end of the year at Dec. 31, 2011		667,672,000
Net loss	(53,331,000)					(53,511,000)	180,000
Share-based compensation	1,759,000			1,759,000
Balance, at the end of the year at Dec. 31, 2012	363,598,000	4,939,000		1,035,651,000	5,595,000	(691,891,000)	9,304,000
Balance (in shares), at the end of the year at Dec. 31, 2012		667,672,000